SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES- Calculation of basic and diluted net income (loss) per common share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator
Allocation of net income	$ (17,317,546)	$ (12,240,023)
Denominator
Weighted average shares outstanding basic	10,590,335	9,973,846
Weighted average shares outstanding diluted	10,590,335	9,973,846
Net income per share basic	$ (1.64)	$ (1.23)
Net income per share diluted	$ (1.64)	$ (1.23)
Tailwind Acquisition Corp. | Class A Common stock
Numerator
Allocation of net income	$ 8,270,969	$ 14,231,590
Denominator
Weighted average shares outstanding basic	24,043,507	33,421,570
Weighted average shares outstanding diluted	24,043,507	33,421,570
Net income per share basic	$ 0.34	$ 0.43
Net income per share diluted	$ 0.34	$ 0.43
Tailwind Acquisition Corp. | Class B Common stock
Numerator
Allocation of net income	$ 2,870,440	$ 3,557,898
Denominator
Weighted average shares outstanding basic	8,355,393	8,355,393
Weighted average shares outstanding diluted	8,355,393	8,355,393
Net income per share basic	$ 0.34	$ 0.43
Net income per share diluted	$ 0.34	$ 0.43